30 Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income for the year	R$ 1,989,946	R$ 1,407,063	R$ 1,033,626
Legal Reserve (5%)	(99,497)	(70,353)	(51,681)
Realization of equity evaluation adjustment	66,226	67,086	71,650
Calculation basis for minimum mandatory dividends	1,956,675	1,403,796	1,053,595
Minimum mandatory dividend	489,169	350,949	263,399
Total proposed distribution	643,000	378,542	289,401
Interest on own capital, net	643,000	280,000	266,000
Tax on interest on own capital	(56,584)	(27,593)	(26,002)
Interest on own capital, net	586,416	252,407	239,998
Dividends proposed		98,542	23,401
Total proposed distribution, net	586,416	R$ 350,949	R$ 263,399
Proposed additional dividend	97,247
Interest on own capital, net, in advance, endorsed by CAD	R$ 97,247
Gross value of dividends per share: ordinary shares	R$ 2.24235	R$ 1.3195	R$ 1.00801
Gross amount of dividends per class of shares: ordinary shares	R$ 325,210	R$ 191,369	R$ 146,193
Class "A" Preferred [Member]
Gross value of dividends per share, preferred	R$ 3.94657	R$ 2.8905	R$ 2.8905
Gross amount of dividends per class of shares, preferred	R$ 1,291	R$ 950	R$ 950
Class "B" Preferred [Member]
Gross value of dividends per share, preferred	R$ 2.46692	R$ 1.45151	R$ 1.10883
Gross amount of dividends per class of shares, preferred	R$ 316,499	R$ 186,223	R$ 142,258